JAGUAR INTERNATIONAL PROPERTY FUND
(formerly known as the NWS International Property Fund)

JAGUAR GLOBAL PROPERTY FUND
(formerly known as the NWS Global Property Fund)

Supplement dated January 2, 2019 to the Prospectus dated July 1, 2018

Upon the close of business on December 31, 2018, Jaguar Listed Property LLC (formerly Northwood Securities LLC) ("Adviser"), the investment adviser to the Funds, consummated a strategic transaction whereby the Adviser's managing members and two outside investors acquired Northwood Investors LLC's ("NWI") entire interest in the Adviser (the "Transaction"), which caused the Adviser to undergo a change in control, resulting in the automatic termination of the current investment advisory agreement between the Trust and the Adviser. Concurrent with the close of the Transaction, Northwood Securities LLC was renamed Jaguar Listed Property LLC and the NWS International Property Fund and NWS Global Property Fund were renamed the Jaguar International Property Fund and Jaguar Global Property Fund, respectively (the "Funds").

In anticipation of the change in control of the Adviser, and to provide for continuity of management, on December 6, 2018, the Board of Trustees (the "Board") of Forum Funds II (the "Trust") approved the termination of the existing investment advisory agreement with the Adviser and approved an Interim Investment Advisory Agreement, effective as of January 1, 2019 ("Interim Agreement") between the Trust, on behalf of the Funds, and the Adviser. The terms of the Interim Agreement are identical in all material respects to those of the original investment advisory agreement between the Adviser and the Trust, except for the effective date and duration of the Interim Agreement and termination provisions and terms concerning the escrow arrangements discussed below.  The Interim Agreement will remain in effect for no more than 150 days from January 1, 2019, or until the Funds' shareholders approve a new investment advisory agreement for the Funds, whichever is earlier. The Interim Agreement may be terminated at any time without payment of any penalty: (i) by the Board or by a vote of the majority of the outstanding voting securities of a Fund upon ten (10) days' written notice to the Adviser. Under the Interim Agreement, compensation earned by the Adviser from its service to the Funds will be held in an interest-bearing escrow account for a period of up to 150 days from the effective date of the Interim Agreement.

On December 6, 2018, the Board also approved a new investment advisory agreement ("New Agreement") between the Trust, on behalf of the Funds, and the Adviser and determined to submit the New Agreement to the Funds' shareholders for their approval. The New Agreement will replace the Interim Agreement if the shareholders approve the New Agreement at the special meeting of shareholders, scheduled to take place on February 15, 2019.

Additional information regarding the New Agreement is expected to be provided in connection with the solicitation of Fund shareholder approval of the New Agreement, including a proxy statement to be sent to shareholders of each Fund, as of a specified record date.

As a result of the changes described above, the Prospectus is supplemented as follows:

1.	Change to the name of the Funds.

All references to the NWS International Property Fund are hereby replaced with Jaguar International Property Fund. All references to the NWS Global Property Fund are hereby replaced with Jaguar Global Property Fund.

2.	Change to the name of the Investment Adviser.

All references to Northwood Securities LLC are hereby replaced with Jaguar Listed Property LLC.

All references to the business address of the investment adviser are hereby replaced with 390 Park Avenue, 4th Floor, New York, New York 10022.

3.
On the Cover Page of the Prospectus, the ticker symbol for the Jaguar International Property Fund's Institutional Shares is hereby replaced with JAGOX and the ticker symbol for the Jaguar Global Property Fund's Institutional Shares is hereby replaced with JAGGX.

4.	In the section entitled "Management" on page 22 of the Prospectus, the sub-section entitled "Investment Adviser" is hereby deleted in its entirety and replaced with the following:

Investment Adviser

Effective January 1, 2019, Jaguar Listed Property LLC (formerly known as Northwood Securities LLC) (the "Adviser") was appointed to serve as the interim investment adviser to the Funds pursuant to an Interim Investment Advisory Agreement ("Interim Agreement") entered into between the Trust, on behalf of the Funds, and the Adviser. The Interim Agreement will remain in effect for no more than 150 days from January 1, 2019, or until the Funds' shareholders approve a new investment advisory agreement ("New Agreement"), whichever is earlier.

Subject to the general oversight of the Board, the Adviser makes investment decisions for the Funds pursuant to the Interim Agreement between the Adviser and the Trust, on behalf of the Funds. The Adviser receives an advisory fee from each Fund at an annual rate equal to 0.75% of each Fund's average annual daily net assets under the terms of the Interim Agreement and would be paid at an annual rate equal to 0.75% of each Fund's average annual daily net assets under the New Agreement, if approved by shareholders. The Adviser has contractually agreed to waive its fee and/or reimburse Fund expenses to limit the Total Annual Fund Operating Expenses (excluding taxes, interest, portfolio transaction expenses, acquired fund fees and expenses, proxy expenses and extraordinary expenses) to 1.00% for the Jaguar International Property Fund and 0.90% for the Jaguar Global Property Fund through June 30, 2019 ("Expense Cap").

The Expense Cap may only be raised or eliminated with the consent of the Board. The Adviser may be reimbursed by a Fund for fees waived and expenses reimbursed by the Adviser pursuant to the Expense Cap if such payment is approved by the Board, made within three years of the fee waiver or expense reimbursement, and does not cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement of the Fund to exceed the lesser of (i) the then-current expense cap, or (ii) the expense cap in place at the time the fees/expenses were waived/reimbursed. Total Annual Fund Operating Expenses will increase if exclusions from the Expense Cap apply.

A discussion summarizing the basis on which the Board approved the Interim Agreement and the New Agreement will be included in the Funds' annual report for the period ending February 28, 2019.

* * *

For more information, please contact a Fund customer service representative toll free at
 (844) 218-5182.

PLEASE RETAIN FOR FUTURE REFERENCE.

JAGUAR INTERNATIONAL PROPERTY FUND
(formerly known as the NWS International Property Fund)

JAGUAR GLOBAL PROPERTY FUND
(formerly known as the NWS Global Property Fund)

Supplement dated January 2, 2019 to the Statement of Additional Information ("SAI") dated
July 1, 2018

Upon the close of business on December 31, 2018, Jaguar Listed Property LLC (formerly Northwood Securities LLC) ("Adviser"), the investment adviser to the Funds, consummated a strategic transaction whereby the Adviser's managing members and two outside investors acquired Northwood Investors LLC's ("NWI") entire interest in the Adviser (the "Transaction"), which caused the Adviser to undergo a change in control, resulting in the automatic termination of the current investment advisory agreement between the Trust and the Adviser. Concurrent with the close of the Transaction, Northwood Securities LLC was renamed Jaguar Listed Property LLC and the NWS International Property Fund and NWS Global Property Fund were renamed the Jaguar International Property Fund and Jaguar Global Property Fund, respectively (the "Funds").

In anticipation of the change in control of the Adviser, and to provide for continuity of management, on December 6, 2018, the Board of Trustees (the "Board") of Forum Funds II (the "Trust") approved the termination of the existing investment advisory agreement with the Adviser and approved an Interim Investment Advisory Agreement, effective as of January 1, 2019 ("Interim Agreement") between the Trust, on behalf of the Funds, and the Adviser. The terms of the Interim Agreement are identical in all material respects to those of the original investment advisory agreement between the Adviser and the Trust, except for the effective date and duration of the Interim Agreement and termination provisions and terms concerning the escrow arrangements discussed below. The Interim Agreement will remain in effect for no more than 150 days from January 1, 2019, or until the Funds' shareholders approve a new investment advisory agreement for the Funds, whichever is earlier. The Interim Agreement may be terminated at any time without payment of any penalty: (i) by the Board or by a vote of the majority of the outstanding voting securities of a Fund upon ten (10) days' written notice to the Adviser. Under the Interim Agreement, compensation earned by the Adviser from its service to the Funds will be held in an interest-bearing escrow account for a period of up to 150 days from the effective date of the Interim Agreement.

On December 6, 2018, the Board also approved a new investment advisory agreement ("New Agreement") between the Trust, on behalf of the Funds, and the Adviser and determined to submit the New Agreement to the Funds' shareholders for their approval. The New Agreement will replace the Interim Agreement if the shareholders approve the New Agreement at the special meeting of shareholders, scheduled to take place on February 15, 2019.

Additional information regarding the New Agreement is expected to be provided in connection with the solicitation of Fund shareholder approval of the New Agreement, including a proxy statement to be sent to shareholders of each Fund, as of a specified record date.

As a result of the changes described above, the SAI is supplemented as follows:

1.	Change to the name of the Funds.

All references to the NWS International Property Fund are hereby replaced with Jaguar International Property Fund. All references to the NWS Global Property Fund are hereby replaced with Jaguar Global Property Fund.

2.	Change to the name of the Investment Adviser.

All references to Northwood Securities LLC are hereby replaced with Jaguar Listed Property LLC.

All references to the business address of the investment adviser are hereby replaced with 390 Park Avenue, 4th Floor, New York, New York 10022.

3.
On the Cover Page of the SAI, the ticker symbol for the Jaguar International Property Fund's Institutional Shares is hereby replaced with JAGOX and the ticker symbol for the Jaguar Global Property Fund's Institutional Shares is hereby replaced with JAGGX.

4.
In the section entitled "Board of Trustees, Management and Service Providers," in the sub-section entitled "F. Investment Adviser" beginning on page 17 of the SAI, the paragraphs entitled "Services of Adviser," "Ownership of Adviser," and "Advisory Agreement" are hereby deleted in their entirety and replaced with the following:

F. Investment Adviser

Services of Adviser. Effective January 1, 2019, Jaguar Listed Property LLC ("Adviser") was appointed to serve as the interim investment adviser to the Funds pursuant to an Interim Investment Advisory Agreement ("Interim Agreement") entered into between the Trust, on behalf of the Funds, and the Adviser. The Interim Agreement will remain in effect for no more than 150 days from January 1, 2019, or until the Funds' shareholders approve a new investment advisory agreement, whichever is earlier.

Under the Interim Agreement, the Adviser furnishes, at its own expense, all services, facilities and personnel necessary in connection with managing the Funds' investments and effecting portfolio transactions for the Funds. The Adviser may compensate brokers or other service providers ("Financial Intermediaries") out of its own assets, and not as additional charges to a Fund, in connection with the sale and distribution of shares of a Fund and/or servicing of these shares.

Ownership of Adviser. The Adviser is owned by its managing members, James Rehlaender and Kelvin Cheng, Jaguar Growth Partners LLC, and Hwa Hong Corporation, Ltd.

Advisory Agreement. Effective January 1, 2019, the Board appointed the Adviser to serve as the interim investment adviser to the Funds, and commence management of the Funds pursuant to the Interim Agreement. The Interim Agreement will remain in effect for no more than 150 days from January 1, 2019, or until Fund shareholders approve a new investment advisory agreement, whichever is earlier.

The Interim Agreement is terminable without penalty by the Trust with respect to a Fund on 60 days' written notice when authorized either by vote of a Fund's shareholders or by a majority vote of the Board, or by the Adviser on 60 days' written notice to the Trust. The Interim Agreement terminates immediately upon assignment. Under the Interim Agreement, the Adviser is not liable for any mistake of judgment or mistake of law, or any event whatsoever except for lack of good faith or by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the Interim Agreement.

* * *

For more information, please contact a Fund customer service representative toll free at
 (844) 218-5182.

PLEASE RETAIN FOR FUTURE REFERENCE.